LONG-TERM DEBT AND OTHER DEBTS - Schedule of Borrowings (Details)	Sep. 30, 2024 USD ($)	Jun. 27, 2024 CAD ($)	Jun. 27, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 19, 2023 CAD ($)	Mar. 20, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 292,636,055			$ 224,942,365
Current portion of long-term debt and other debts	149,540,872			27,056,476
Long-term portion of long-term debt and other debts	143,095,183			197,885,889
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2025 (Note 8.1)
Disclosure of detailed information about borrowings [line items]
Borrowings	117,100,000			70,000,000
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 8.2)
Disclosure of detailed information about borrowings [line items]
Borrowings	27,307,848			23,573,074	$ 50,000,000	$ 26,991,772			$ 50,000,000
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 8.3)
Disclosure of detailed information about borrowings [line items]
Borrowings	15,455,189			15,124,280			$ 6,189,814	$ 49,950,000
Loans on research and development tax credits and subsidies receivable, maturing November 30, 2024 (Note 8.4)
Disclosure of detailed information about borrowings [line items]
Borrowings	22,659,723			22,682,595
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 8.5)
Disclosure of detailed information about borrowings [line items]
Borrowings	0			10,361
Credit facility for the supplier payment program (Note 8.6)
Disclosure of detailed information about borrowings [line items]
Borrowings	9,254,243			4,363,520
Non-Convertible Debentures issued as part of 2023 Debenture Financing (Note 8.7, Note 8.7.1)
Disclosure of detailed information about borrowings [line items]
Borrowings	47,539,002			44,532,212
Convertible Debentures issued as part of 2023 Debenture Financing (Note 8.7, Note 8.7.2)
Disclosure of detailed information about borrowings [line items]
Borrowings	49,494,383			44,656,323
Investissement Quebec secured loan under the Project ESSOR related to the financing of equipment at the Saint-Jerome Manufacturing Plant (Note 8.8)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,825,667	$ 5,000,000	$ 3,653,102	$ 0